Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Cash and Cash Equivalents
5.	CASH AND CASH EQUIVALENTS
See accounting policy in Note 2.3.4.

	12.31.2023	12.31.2022

Cash and banks	330.3	846.1
Cash equivalents
Bank deposit certificate (i)	130.1	129.7
Fixed deposits (ii)	1,168.8	841.1

	1,298.9	970.8

	1,629.2	1,816.9
Bank overdraft	(2.9)	(1.3)

	1,626.3	1,815.6

(i)	Applications in Bank Deposit Certificates (CDBs) issued by financial institutions in Brazil.
(ii)	Fixed term deposits in dollars issued by financial institutions.